Stock-Based Compensation	12 Months Ended
Dec. 31, 2011
Stock-Based Compensation [Abstract]
Stock-Based Compensation

NOTE 7 – STOCK-BASED COMPENSATION

Stock Compensation Plans

The Company's stock compensation plans provide for the issuance of stock-based awards, such as stock options, restricted stock units and restricted stock awards, to directors, officers, employees and consultants. Since 2000, all stock option awards granted under these plans have an exercise price equal to the fair market value on the date of grant, an eight-year contractual life and generally, vest annually over a four-year vesting term. Restricted stock units and restricted stock awards under these plans also generally vest annually over a four-year period. Restricted stock awards are considered issued and outstanding at the grant date and have the same dividend and voting rights as other common stock. Directors can elect to receive half or their entire annual retainer in the form of a restricted stock award with a six-month vesting term. Restricted stock units are not issued and outstanding at the grant date; instead, upon vesting the recipient receives one share of the Company's common stock for each vested restricted stock unit. At December 31, 2011, the Company had 22.7 million shares of common stock available for stock option grants under its stock compensation plans. The Company has the ability to grant a portion of the available shares in the form of restricted stock awards or units. Specifically, in lieu of granting up to 21.6 million stock options under these plans, the Company may grant up to 9.6 million restricted stock awards or units (for certain grants of restricted stock units or awards, the number of shares available are reduced by 2.25 shares). Additionally, in lieu of granting up to 0.1 million stock options under these plans, the Company may grant up to 0.1 million restricted stock awards (for certain grants of restricted stock awards, the number of shares available are reduced by one share). The remaining 1.0million shares of common stock are available only for stock option grants. At December 31, 2011, there was $149.5 million of total unrecognized stock-based compensation expense, adjusted for estimated forfeitures, which is expected to be recognized over a weighted average period of 2.9 years and will be adjusted for any future changes in estimated forfeitures.

The Company also has an Employee Stock Purchase Plan (ESPP) that allows participating employees to purchase newly issued shares of the Company's common stock at a discount through payroll deductions. The ESPP consists of a 12-month offering period whereby employees can purchase shares at 85% of the market value at either the beginning of the offering period or the end of the offering period, whichever price is lower. Employees purchased 0.9 million, 0.9 million and 0.8 million shares in 2011, 2010 and 2009, respectively. At December 31, 2011, 1.6 million shares of common stock were available for future purchases under the ESPP.

The Company's total stock compensation expense for fiscal years 2011, 2010 and 2009 by income statement line item was as follows (in thousands):

	2011	2010	2009
Selling, general and administrative expense	$55,150	$48,900	$41,910
Research and development expense	15,404	14,950	12,750
Cost of sales	5,759	5,736	5,135
Total stock compensation expense	$76,313	$69,586	$59,795

Valuation Assumptions

The Company uses the Black-Scholes standard option pricing model (Black-Scholes model) to determine the fair value of stock options and ESPP purchase rights. The determination of the fair value of the awards on the date of grant using the Black-Scholes model is affected by the Company's stock price as well as assumptions of other variables, including projected employee stock option exercise behaviors, risk-free interest rate, expected volatility of the Company's stock price in future periods and expected dividend yield. The fair value of both restricted stock and restricted stock units is based on the Company's closing stock price on the date of grant. The weighted average fair values of restricted stock awards granted during fiscal years 2011, 2010 and 2009 were $49.77, $37.08 and $39.83, respectively. Fiscal year 2010 was the first year the Company granted restricted stock units. The weighted average fair value of the restricted stock units granted during fiscal years 2011 and 2010 was $35.14 and $41.65, respectively. The weighted average fair values of ESPP purchase rights granted to employees during fiscal years 2011, 2010 and 2009 were $10.86, $9.70 and $10.49, respectively.

The following table provides the weighted average fair value of stock options granted to employees during fiscal years 2011, 2010 and 2009 and the related weighted average assumptions used in the Black-Scholes model:

	2011	2010	2009
Fair value of options granted	$9.17	$11.79	$12.17

Assumptions:
Expected life (years)	5.5	4.8	4.7
Risk-free interest rate	0.9%	2.2%	2.3%
Volatility	33.9%	31.7%	32.8%
Dividend yield	2.0%	0.0%	0.0%

Expected life: The Company analyzes historical employee exercise and termination data to estimate the expected life assumption. Annually, the Company updates these assumptions unless circumstances would indicate a more frequent update is necessary.

Risk-free interest rate: The rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity equal to or approximating the expected life of the options.

Volatility: The Company calculates its expected volatility assumption by blending the historical and implied volatility. The historical volatility is based on the daily closing prices of the Company's common stock over a period equal to the expected term of the option. Market-based implied volatility is based on utilizing market data of actively traded options on the Company's stock, from options at- or near-the-money, at a point in time as close to the grant date of the employee options as reasonably practical and with similar terms to the employee share option, or a remaining maturity of at least six months if no similar terms are available. The historical volatility of the Company's common stock price over the expected term of the option is a strong indicator of the expected future volatility. In addition, implied volatility takes into consideration market expectations of how future volatility will differ from historical volatility. The Company does not believe that one estimate is more reliable than the other, and as a result, the Company uses an equal weighting of historical volatility and market-based implied volatility.

Dividend yield: For all grants through fiscal year 2010, the Company had not anticipated paying cash dividends and therefore assumed a dividend yield of zero. Beginning in fiscal year 2011, the Company began paying cash dividends. The Company's dividend yield assumption is based on the expected annual dividend yield on the grant date.

Stock Compensation Activity

The following table summarizes stock option activity under all stock compensation plans during the fiscal year ended December 31, 2011:

	Options (in thousands)	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Instrinsic Value (in thousands)
Outstanding at January 1, 2011	33,514	$38.13
Granted	4,510	35.34
Canceled	(1,265)	38.11
Exercised	(7,746)	35.15
Outstanding at December 31, 2011	29,013	$38.51	5.0	$20,705
Vested and expected to vest	27,610	$38.56	4.9	$20,205
Exercisable at December 31, 2011	17,519	$39.58	3.8	$15,097

The aggregate intrinsic value of options outstanding and options exercisable is based on the Company's closing stock price on the last trading day of the fiscal year for in-the-money options. The aggregate intrinsic value represents the cumulative difference between the fair market value of the underlying common stock and the option exercise prices. The total intrinsic value of options exercised during fiscal years 2011, 2010 and 2009 was $95.9 million, $83.0 million and $106.6 million, respectively.

The following table summarizes activity for restricted stock awards and restricted stock units under all stock compensation plans during the fiscal year ended December 31, 2011:

	Restricted Stock (in thousands)	Weighted Average Grant Date Fair Value
Unvested balance at January 1, 2011	845	$41.63
Granted	734	35.27
Vested	(199)	41.90
Canceled	(81)	41.65
Unvested balance at December 31, 2011	1,299	$38.01

The total aggregate fair value of restricted stock awards and restricted stock units vested during fiscal years 2011, 2010 and 2009 was $6.8 million, $0.5 million and $2.5 million, respectively.